Share Based Compensation	12 Months Ended
Dec. 31, 2014
Share Based Compensation [Abstract]
Share Based Compensation

12.Share Based Compensation

Equity incentive plan

On April 19, 2011, the Company adopted an equity incentive plan, under which the officers, key employees and directors of the Company will be eligible to receive awards in the form of (a) stock options, (b) stock appreciation rights, (c) restricted stock, (d) restricted stock units and (e) unrestricted stock. A total of 2,000,000 shares, as amended in February 2013, were reserved for issuance under the plan. The board of directors administers the plan. Under the terms of the plan, the board of directors is able to grant options exercisable at a price per common share to be determined by the board of directors but in no event less than fair market value as of the date of grant. As of December 31, 2014, there were 655,000 shares of common stock available for issuance under the equity incentive plan.

Non-vested share awards

Until the forfeiture of any non-vested share awards, all non-vested share awards give the grantee the right to vote such non-vested share awards and to receive and retain all regular cash dividends paid on such non-vested share awards with no obligation to return the dividend if employment ceases and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the non-vested share awards. All share awards are conditioned upon the option holder's continued service as an employee of the Company, or a director through the applicable vesting date. The Company estimates the forfeitures of non-vested share awards to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

The accounting guidance relating to the share based payments describes two generally accepted methods of accounting for non-vested share awards with a graded vesting schedule for financial reporting purposes: 1) the "accelerated method", which treats an award with multiple vesting dates as multiple awards and results in a front-loading of the costs of the award and 2) the "straight-line method" which treats such awards as a single award. Management has selected the straight-line method with respect to the non-vested share awards because it considers each non-vested share award to be a single award and not multiple awards, regardless of the vesting schedule. Additionally, the "front-loaded" recognition of compensation cost that results from the accelerated method implies that the related employee services become less valuable as time passes, which management does not believe to be the case.

The details of the non-vested share awards granted are outlined as follows:

	Grant date	Final vesting date	Total shares granted	Grant Date Fair Value
A.	April 19, 2011	April 19, 2014	100,000	$11.050
B.	July 14, 2011	April 19, 2014	8,000	$10.735
C.	December 5, 2011	December 31, 2014	209,000	$10.230
D.	January 2, 2012	December 31, 2014	8,000	$8.660
E.	February 3, 2012	December 31, 2014	1,000	$8.275
F.	November 14, 2012	December 31, 2014	315,000	$5.345
G.	February 4, 2013	December 31, 2014	34,000	$6.110
H.	November 22, 2013	December 31, 2015	315,000	$3.175
I.	December 19, 2013	December 31, 2015	16,000	$2.910
J.	November 10, 2014	December 31, 2016	340,000	$0.910

A summary of the activity for non-vested share awards for the year ended December 31, 2014, is as follows:

	Number of shares	Weighted Average Fair Value
Non-vested, January 1, 2014	614,170	$7.091
Granted	340,000	0.910
Cancelled	(1,000)	6.110
Vested	(447,670)	7.175
Non-vested, December 31, 2014	505,500	$2.326

The non-vested share awards under H and I above, vest ratably in annual installments over a two-year period commencing on December 31, 2014 and ending on December 31, 2015. The non-vested share awards under J above, vest ratably in annual installments over a two-year period commencing on December 31, 2015 and ending on December 31, 2016. The remaining unrecognized compensation cost amounting to $786,826 as of December 31, 2014, is expected to be recognized over the remaining period of 1.4 years, according to the contractual terms of those non-vested share awards.

The total fair value on the vesting date of shares that vested under the equity incentive plan during the years ended December 31, 2012, 2013 and 2014, was $614,000, $980,083 and $423,316, respectively.

Share based compensation for the years ended December 31, 2012, 2013 and 2014, amounted to $1,225,276, $2,066,688 and $2,247,002, respectively, and is included in general and administrative expenses.